Intangible Assets (Details Textual) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Jun. 12, 2019	Jul. 02, 2018	Dec. 31, 2019
Intangible Assets (Textual)
Description of intellectual property purchase		Safe-T completed the purchase of the intellectual property of CyKick Labs Ltd. ("CyKick") and the assumption of a royalty liability to the IIA, in consideration of $236 thousand, allocated on a relative basis to the purchased technology ($308 thousand) and IIA liability ($72 thousand). The purchased technology is aimed to recognize hostile attacks on online services through the identification of the users' anomalous behavior. The amortization is classified to cost of revenues and is calculated for 6 years using the straight-line method over the technology's useful life. For further details see Note 10(b).	A hypothetical decrease in the growth rate of 1% or an increase of 1% to the discount rate would reduce the value-in-use of the proxy services business by approximately $300 thousand and $711 thousand, respectively, and could trigger a potential impairment of its goodwill.
Goodwill of proxy services business			$ 6,877
Terminal growth rate, description			The key assumptions used as part purpose of the goodwill impairment testing of the proxy services business are terminal growth rate of 2%, after-tax discount rate of 20.5% and pre-tax discount rate of 22.8%.
Proxy services business [Member]
Intangible Assets (Textual)
Impairment loss			$ 479
Cyber security business [Member]
Intangible Assets (Textual)
Impairment loss			$ 523
Customer relations [Member]
Intangible Assets (Textual)
Intangible assets amortization	7 years 6 months